Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.7% ¤
CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 1.8%
Barclays PLC 8.000% due 06/15/2024 •(f)(g)	$800	$743
BNP Paribas S.A. 7.000% due 08/16/2028 •(f)(g)	1,300	1,260
Credit Agricole S.A. 7.875% due 01/23/2024 •(f)(g)	800	776
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(g)	800	727
ING Groep NV 5.750% due 11/16/2026 •(f)(g)	900	780
UBS Group AG 7.000% due 02/19/2025 •(f)(g)	930	902
		5,188
INDUSTRIALS 2.5%
Cottage Health Obligated Group 3.304% due 11/01/2049	2,000	2,057
Stanford Health Care 3.310% due 08/15/2030 (a)	5,000	5,303
		7,360
Total Corporate Bonds & Notes (Cost $13,047)		12,548
MUNICIPAL BONDS & NOTES 108.0%
ALABAMA 2.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,500	2,624
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046	1,000	957
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2046	1,000	939
6.500% due 10/01/2053	2,000	2,327
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	491
		7,338
ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Notes, Series 2020 4.000% due 07/01/2022	345	340
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,538
		3,878
CALIFORNIA 10.1%
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	1,000	1,011
5.000% due 08/01/2049	1,000	1,011
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 02/01/2050	2,000	2,023
California Pollution Control Financing Authority Revenue Bonds, Series 2010 1.090% due 08/01/2023	2,200	2,200
California Pollution Control Financing Authority Revenue Bonds, Series 2017 1.170% due 11/01/2042	500	500
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	1,830	2,112
California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051	1,000	1,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2047	2,000	1,925
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	5,000	5,132
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049 «	4,430	4,518
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	1,000	1,241

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	3,000	3,106
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,100
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (c)	5,000	696
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	1,000	152
5.000% due 06/01/2033	1,000	1,202
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	612
		29,541
COLORADO 0.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	988
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016 5.750% due 12/01/2036	1,000	1,039
		2,027
CONNECTICUT 2.3%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,204
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,582
		6,786
DELAWARE 0.3%
University of Delaware Revenue Bonds, Series 2005 1.000% due 11/01/2035	800	800
DISTRICT OF COLUMBIA 0.2%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2006 0.000% due 06/15/2046 (c)	2,500	447
FLORIDA 2.2%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,201
Florida Development Finance Corp. Revenue Bonds, Series 2019 6.250% due 01/01/2049	1,000	906
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,149
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	1,227
Pinellas County, Florida Health Facilities Authority Revenue Bonds, Series 2009 1.000% due 11/01/2038	2,000	2,000
		6,483
GEORGIA 4.4%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	4,000	4,276
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	400	430
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	1,003
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	940	1,019
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 1.890% (US0001M) due 08/01/2048 ~	1,000	998
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	1,824
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,000	1,313
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 4.000% due 01/01/2049	2,000	1,991
		12,854
IDAHO 0.7%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 1.050% due 12/01/2048	2,000	2,000
ILLINOIS 14.4%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC Insured), Series 1998 0.000% due 12/01/2028 (c)	1,245	911
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,036
Chicago Board of Education, Illinois General Obligation Notes, Series 2019 0.000% due 12/01/2026 (c)	1,000	781

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052«	1,000	1,054
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	1,959
Chicago, Illinois General Obligation Bonds, Series 2003 5.125% due 01/01/2027	1,700	1,754
Chicago, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2030	1,000	1,017
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,151
Chicago, Illinois General Obligation Bonds, Series 2019
5.000% due 01/01/2039	1,000	1,013
5.500% due 01/01/2049	500	520
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	53
Illinois Development Finance Authority Revenue Bonds, Series 1990 0.000% due 04/15/2020 (c)	6,375	6,371
Illinois Finance Authority Revenue Bonds, Series 2007 0.750% due 08/15/2042	6,825	6,825
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	2,000	2,301
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045	250	194
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,100	1,038
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	978
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	1,000	1,039
5.000% due 11/01/2029	1,500	1,555
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2021	1,000	1,022
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,000	1,026
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,500	1,894
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,668
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	2,000	2,119
		42,279
INDIANA 3.4%
Indiana Finance Authority Revenue Bonds, Series 2007 0.740% due 02/01/2037	2,850	2,850
Indiana Finance Authority Revenue Bonds, Series 2019
5.000% due 02/01/2040	1,880	2,356
7.000% due 03/01/2039	3,000	2,535
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 5.000% due 11/15/2046	1,000	1,156
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	1,000	1,000
		9,897
IOWA 0.3%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	1,000	989
KENTUCKY 2.8%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	457
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,068
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,500	1,500
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,114
4.000% due 11/01/2036	1,000	1,111
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	2,092
		8,342
LOUISIANA 2.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2036	2,000	2,275
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010 6.500% due 11/01/2035	1,000	1,002
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	291
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,000	895

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

2.200% due 06/01/2037	1,750	1,412
		5,875
MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034	500	417
MARYLAND 0.4%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,259
MASSACHUSETTS 1.2%
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,836
Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2030	1,325	1,780
		3,616
MICHIGAN 1.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	500	621
Michigan Strategic Fund Revenue Bonds, Series 2008 4.020% due 04/01/2035	2,600	2,600
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (c)	12,000	1,178
		4,399
MISSOURI 0.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	1,000	1,076
NEW HAMPSHIRE 1.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2019 2.000% due 06/01/2049	2,000	2,002
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	966
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,441
		4,409
NEW JERSEY 3.8%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	4,750	5,595
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	1,000	1,210
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	1,000	1,201
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	3,370	3,309
		11,315
NEW MEXICO 1.9%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 0.750% due 08/01/2034	5,615	5,615
NEW YORK 17.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 1.879% (US0001M) due 11/01/2026 ~	2,000	1,996
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 05/15/2021	3,000	3,088
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
4.000% due 07/01/2020	1,000	1,004
5.000% due 09/01/2022	1,030	1,090
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,104
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 0.750% due 08/01/2039	1,100	1,100
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 0.750% due 08/01/2045	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,000	1,155
5.000% due 05/01/2037	1,120	1,392
New York City Water & Sewer System, New York Revenue Bonds, Series 2009 4.500% due 06/15/2041	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.750% due 06/15/2050	650	650

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

New York City, General Obligation Bonds, Series 2014 0.750% due 03/01/2040	3,000	3,000
New York City, General Obligation Bonds, Series 2017 0.850% due 10/01/2046	2,000	2,000
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2043	2,500	3,029
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	8,000	449
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	3,000	3,047
New York State Dormitory Authority Revenue Bonds, Series 2008 4.500% due 07/01/2037	2,050	2,050
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2044	500	557
5.000% due 03/15/2029	850	1,075
New York State Dormitory Authority Revenue Bonds, Series 2019
3.142% due 07/01/2043	1,000	995
5.000% due 05/01/2048	1,500	1,783
New York State Dormitory Authority Revenue Bonds, Series 2020 3.190% due 02/15/2043	1,000	993
New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	1,740	1,723
4.000% due 01/01/2037	500	558
5.000% due 01/01/2036	1,235	1,539
New York State Thruway Authority Revenue Bonds, Series 2020 3.000% due 01/01/2048	1,000	978
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	1,000	1,214
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 08/01/2031	2,000	1,995
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2036	500	489
New York Transportation Development Corp. Revenue Notes, Series 2016 5.000% due 08/01/2026	1,000	998
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,016
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,325	1,468
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2059	2,000	2,136
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,047
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2049	1,000	1,006
		51,724
NORTH CAROLINA 3.1%
Charlotte, North Carolina Airport Special Facilities Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,135	1,375
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 07/01/2049	5,000	5,355
North Carolina Turnpike Authority Revenue Bonds, Series 2019
0.000% due 01/01/2040 (c)	1,000	578
0.000% due 01/01/2042 (c)	1,500	801
4.000% due 01/01/2055	1,000	1,014
		9,123
OHIO 5.4%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,503
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	42,000	4,667
5.000% due 06/01/2055	3,215	2,857
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2051	1,000	802
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	958
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	924
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,000	1,840
Ohio State Revenue Bonds, Series 2016 5.000% due 12/01/2031	1,000	1,207
		15,758
OKLAHOMA 1.0%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,000	1,007

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	1,935
		2,942
OREGON 0.1%
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031	400	278
PENNSYLVANIA 2.5%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,000	1,087
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	2,113
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,058
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,081
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	1,460	1,626
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	500	502
		7,467
PUERTO RICO 6.5%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,500	1,024
Commonwealth of Puerto Rico General Obligation Bonds, Series 2003 5.000% due 07/01/2033 ^(b)	1,425	973
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	1,000	610
5.500% due 07/01/2039 ^(b)	1,000	632
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2008 6.000% due 07/01/2038	500	506
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	1,000	952
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008 6.150% due 07/01/2038 ^(b)	1,000	205
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2032 ^(b)	1,345	955
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2021 ^(b)	235	167
5.250% due 07/01/2022 ^(b)	600	428
5.250% due 07/01/2023 ^(b)	3,540	2,522
5.250% due 07/01/2027 ^(b)	500	356
5.250% due 07/01/2030 ^(b)	300	214
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	335	238
Puerto Rico Electric Power Authority Revenue Notes, Series 2010 5.000% due 07/01/2020 ^(b)	600	426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	14,520	3,451
4.750% due 07/01/2053	2,495	2,356
5.000% due 07/01/2058	1,425	1,389
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,700	1,566
		18,970
RHODE ISLAND 0.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	1,700	214
SOUTH CAROLINA 0.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,304
TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,025
TEXAS 5.7%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	1,008
9.000% due 03/01/2039	2,600	2,918
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2045	3,000	3,312
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2049	250	256
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	249

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Permanent University Fund - University of Texas System Revenue Bonds, Series 2008 4.000% due 07/01/2037	1,230	1,230
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	1,000	1,001
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	1,500	1,503
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	2,000	1,983
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	2,500	2,528
University of Texas System Revenue Bonds, Series 2020 5.000% due 08/15/2040 (a)	500	730
		16,718
VIRGINIA 2.2%
Fairfax County, Virginia General Obligation Bonds, Series 2020 5.000% due 10/01/2034	5,000	6,602
WASHINGTON 2.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	2,000	2,347
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	580	704
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	2,535	3,253
		6,304
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	13,500	582
WISCONSIN 2.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	1,000	1,108
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.125% due 01/01/2033	1,000	1,052
6.375% due 01/01/2048	1,000	1,024
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,257
Wisconsin State Revenue Notes, Series 2017 3.154% due 05/01/2027	2,500	2,481
		6,922
Total Municipal Bonds & Notes (Cost $322,461)		317,575
	SHARES
MUTUAL FUNDS 2.7%
BlackRock MuniHoldings California Quality Fund, Inc.	44,466	593
BlackRock MuniHoldings Quality Fund, Inc.	20,390	244
BlackRock MuniYield California Fund, Inc.	21,277	281
BlackRock MuniYield California Quality Fund, Inc.	29,451	398
BlackRock New York Municipal Income Trust	40,759	540
Nuveen California Quality Municipal Income Fund	154,979	2,122
Nuveen Municipal Credit Income Fund	150,880	2,123
Nuveen Quality Municipal Income Fund	126,312	1,735
Total Mutual Funds (Cost $8,010)		8,036
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	1,040,000	1,055
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	800,000	750
6.100% due 10/01/2024 •(f)	1,000,000	1,020

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Total Preferred Securities (Cost $3,011)		2,825
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
SHORT-TERM NOTES 0.7%
Federal Home Loan Bank 0.170% due 06/15/2020 (c)(d)	$2,100	2,100
Total Short-Term Instruments (Cost $2,099)		2,100
Total Investments in Securities (Cost $348,628)		343,084
Total Investments 116.7% (Cost $348,628)		$343,084
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.6)%		(25,299)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.6)%		(25,455)
Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $0)		58
Other Assets and Liabilities, net 0.5%		1,527
Net Assets Applicable to Common Shareholders 100.0%		$293,915

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								When-issued security.
(b)								Security is not accruing income as of the date of this report.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Security becomes interest bearing at a future date.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Contingent convertible security.
(h)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive(1)	New Jersey Economic Development Authority «	N/A	1.575% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$3,000	$0	$58	$58	$0
Total Swap Agreements								$0	$58	$58	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$5,188	$0		$5,188
Industrials					0		7,360	0		7,360
Municipal Bonds & Notes
Alabama					0		7,338	0		7,338
Arizona					0		3,878	0		3,878
California					0		25,023	4,518		29,541
Colorado					0		2,027	0		2,027
Connecticut					0		6,786	0		6,786
Delaware					0		800	0		800
District of Columbia					0		447	0		447
Florida					0		6,483	0		6,483
Georgia					0		12,854	0		12,854
Idaho					0		2,000	0		2,000
Illinois					0		41,225	1,054		42,279
Indiana					0		9,897	0		9,897
Iowa					0		989	0		989
Kentucky					0		8,342	0		8,342
Louisiana					0		5,875	0		5,875
Maine					0		417	0		417
Maryland					0		1,259	0		1,259
Massachusetts					0		3,616	0		3,616
Michigan					0		4,399	0		4,399

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Missouri	0	1,076	0	1,076
New Hampshire	0	4,409	0	4,409
New Jersey	0	11,315	0	11,315
New Mexico	0	5,615	0	5,615
New York	0	51,724	0	51,724
North Carolina	0	9,123	0	9,123
Ohio	0	15,758	0	15,758
Oklahoma	0	2,942	0	2,942
Oregon	0	278	0	278
Pennsylvania	0	7,467	0	7,467
Puerto Rico	0	18,970	0	18,970
Rhode Island	0	214	0	214
South Carolina	0	1,304	0	1,304
Tennessee	0	1,025	0	1,025
Texas	0	16,718	0	16,718
Virginia	0	6,602	0	6,602
Washington	0	6,304	0	6,304
West Virginia	0	582	0	582
Wisconsin	0	6,922	0	6,922
Mutual Funds	8,036	0	0	8,036
Preferred Securities
Banking & Finance	0	2,825	0	2,825
Short-Term Instruments
Short-Term Notes	0	2,100	0	2,100
Total Investments	$8,036	$329,476	$5,572	$343,084
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$58	$58
Total Financial Derivative Instruments	$0	$0	$58	$58
Totals	$8,036	$329,476	$5,630	$343,142

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020(2)
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$4,481	$0	$0	$0	$37	$0	$0	$4,518	$37
Illinois	0	1,039	0	0	0	15	0	0	1,054	15
$0	$5,520	$0	$0	$0	$52	$0	$0	$5,572	$52
Financial Derivative Instruments - Assets
Over the counter	$(25)	$0	$0	$0	$0	$83	$0	$0	$58	$83
Totals	$(25)	$5,520	$0	$0	$0	$135	$0	$0	$5,630	$135
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Municipal Bonds & Notes	$5,572	Proxy Pricing	Base Price	101.142 – 103.943	101.672
Financial Derivative Instruments - Assets
Over the counter	58	Indicative Market Quotation	Broker Quote	1.938	-
Total	$5,630
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BYL	Barclays Bank PLC London Branch

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
US0001M	1 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	PSF	Public School Fund	Q-SBLF	Qualified School Bond Loan Fund
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced